Pension and Post-Retirement and Post-Employment Benefits - Schedule of Weighted Average Assumptions Used to Determine Benefit Obligations (Details)	Dec. 31, 2023	Dec. 31, 2022
Pension Benefits [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Weighted average discount rate	4.63%	5.06%
Rate of compensation scale escalation (long-term)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Rate of increase in health care cost trends	0.00%	0.00%
Post-Retirement and Post-Employment Benefits [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Weighted average discount rate	4.63%	5.07%
Rate of compensation scale escalation (long-term)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Rate of increase in health care cost trends	4.23%	4.19%
Assumed health care cost trend, percentage	4.92%	5.02%
Health care cost trend rate	4.23%	4.19%